Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms	$ 317		$ 683	$ 684
Favorable lease terms charter-out	(776)	[1]	(4,742)	(11,062)
Total	$ (459)		$ (4,059)	$ (10,378)

[1]	On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.